UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:   28-16
                   -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    Brian E. Franc
Title:   Executive Vice President and Chief Compliance Officer
Phone:   (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois    1/18/12
-------------------   -------------------  ---------
    (Signature)         (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number    Name
---------------    ---------------------
028-01190          Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            87

Form 13F Information Table Value Total:  $ 16,264,867
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    13F File Number     Name
    ---------------     --------------------------------
1.                      Nuveen Investment Advisors, Inc.

                                         INSTITUTIONAL CAPITAL LLC
                                                 FORM 13F
                                                31-Dec-11

                                                                                                              Voting Authority
                                                                                                           -----------------------
                                                        Value      Shares/    Sh/ Put/ Invstmt        Othr
Name of Issuer                 Title of class  CUSIP    (x$1000)   Prn Amt    Prn Call Dscretn        Mgr  Sole       Shd None
------------------------------ -------------- --------- ---------- ---------- --- ---- -------------- ---- ---------- --- ---------
ACE Ltd.                       SHS            H0023R105    151,736  2,163,952 SH       Sole              0  2,019,357       144,595
ACE Ltd.                       SHS            H0023R105        790     11,271 SH       Shared-Defined    1          0        11,271
AON Corp.                      COM            037389103          1         21 SH       Shared-Defined    1          0            21
Applied Materials Inc.         COM            038222105    320,939 29,966,333 SH       Sole              0 28,405,593     1,560,740
Applied Materials Inc.         COM            038222105        542     50,576 SH       Shared-Defined    1          0        50,576
Archer-Daniels-Midland Company COM            039483102    315,468 11,030,342 SH       Sole              0 10,507,074       523,268
Archer-Daniels-Midland Company COM            039483102        560     19,589 SH       Shared-Defined    1          0        19,589
BB&T Corp.                     COM            054937107    362,461 14,400,502 SH       Sole              0 13,679,686       720,816
BB&T Corp.                     COM            054937107        620     24,620 SH       Shared-Defined    1          0        24,620
BCE Inc.                       COM NEW        05534B760    211,347  5,071,920 SH       Sole              0  4,812,169       259,751
BCE Inc.                       COM NEW        05534B760        881     21,135 SH       Shared-Defined    1          0        21,135
BlackRock Inc.                 COM            09247X101    337,571  1,893,918 SH       Sole              0  1,797,119        96,799
BlackRock Inc.                 COM            09247X101        580      3,255 SH       Shared-Defined    1          0         3,255
Capital One Financial Corp.    COM            14040H105    312,358  7,386,084 SH       Sole              0  7,016,734       369,350
Capital One Financial Corp.    COM            14040H105        558     13,198 SH       Shared-Defined    1          0        13,198
Chevron Corp.                  COM            166764100     18,765    176,360 SH       Sole              0    166,144        10,216
Chevron Corp.                  COM            166764100        112      1,056 SH       Shared-Defined    1          0         1,056
Cisco Systems Inc.             COM            17275R102    661,057 36,562,874 SH       Sole              0 34,754,474     1,808,400
Cisco Systems Inc.             COM            17275R102      1,044     57,763 SH       Shared-Defined    1          0        57,763
Coca Cola Co.                  COM            191216100    342,540  4,895,519 SH       Sole              0  4,674,955       220,564
Coca Cola Co.                  COM            191216100        510      7,284 SH       Shared-Defined    1          0         7,284
Covidien PLC                   SHS            G2554F113    294,865  6,551,090 SH       Sole              0  6,229,838       321,252
Covidien PLC                   SHS            G2554F113        484     10,744 SH       Shared-Defined    1          0        10,744
Exxon Mobil Corp.              COM            30231G102    782,305  9,229,650 SH       Sole              0  8,801,050       428,600
Exxon Mobil Corp.              COM            30231G102      1,394     16,452 SH       Shared-Defined    1          0        16,452
General Electric Co.           COM            369604103    378,226 21,118,160 SH       Sole              0 20,243,960       874,200
General Electric Co.           COM            369604103        604     33,736 SH       Shared-Defined    1          0        33,736
Honeywell International Inc.   COM            438516106    670,104 12,329,408 SH       Sole              0 11,861,876       467,532
Honeywell International Inc.   COM            438516106      1,055     19,413 SH       Shared-Defined    1          0        19,413
IShares Tr                     RUSSELL1000VAL 464287598      1,878     29,589 SH       Sole              0     29,589             0
IShares Tr                     RUSSELL1000VAL 464287598          4         58 SH       Shared-Defined    1          0            58
JPMorgan Chase & Co.           COM            46625H100    728,058 21,896,492 SH       Sole              0 20,808,750     1,087,742
JPMorgan Chase & Co.           COM            46625H100      1,186     35,660 SH       Shared-Defined    1          0        35,660
Johnson & Johnson              COM            478160104    400,500  6,107,047 SH       Sole              0  5,816,997       290,050
Johnson & Johnson              COM            478160104        624      9,522 SH       Shared-Defined    1          0         9,522
Johnson Controls Inc.          COM            478366107    533,539 17,067,768 SH       Sole              0 16,203,914       863,854
Johnson Controls Inc.          COM            478366107        748     23,945 SH       Shared-Defined    1          0        23,945
Lowes Cos Inc.                 COM            548661107          1         43 SH       Shared-Defined    1          0            43
Marathon Oil Corp.             COM            565849106     68,069  2,325,557 SH       Sole              0  2,186,082       139,475
Marathon Oil Corp.             COM            565849106        293     10,023 SH       Shared-Defined    1          0        10,023
Marathon Petroleum Corporation COM            56585A102     92,569  2,780,682 SH       Sole              0  2,651,505       129,177
Marathon Petroleum Corporation COM            56585A102         99      2,976 SH       Shared-Defined    1          0         2,976
McDonalds Corp.                COM            580135101          4         37 SH       Shared-Defined    1          0            37
Merck & Co. Inc.               COM            58933Y105    527,811 14,000,281 SH       Sole              0 13,364,785       635,496
Merck & Co. Inc.               COM            58933Y105        765     20,286 SH       Shared-Defined    1          0        20,286
MetLife Inc.                   COM            59156R108    479,006 15,362,610 SH       Sole              0 14,601,169       761,441
MetLife Inc.                   COM            59156R108        777     24,914 SH       Shared-Defined    1          0        24,914
Microsoft Corp.                COM            594918104    961,440 37,035,468 SH       Sole              0 35,266,279     1,769,189
Microsoft Corp.                COM            594918104      1,331     51,285 SH       Shared-Defined    1          0        51,285
Monsanto Co.                   COM            61166W101    299,769  4,278,140 SH       Sole              0  4,076,414       201,726
Monsanto Co.                   COM            61166W101        513      7,318 SH       Shared-Defined    1          0         7,318
Novartis AG                    SPONSORED ADR  66987V109     44,027    770,100 SH       Sole              0    720,550        49,550
Novartis AG                    SPONSORED ADR  66987V109        255      4,461 SH       Shared-Defined    1          0         4,461
Occidental Petroleum Corp.     COM            674599105    477,527  5,096,341 SH       Sole              0  4,861,877       234,464
Occidental Petroleum Corp.     COM            674599105        734      7,830 SH       Shared-Defined    1          0         7,830
Owens-Illinois Inc.            COM NEW        690768403     40,016  2,064,787 SH       Sole              0  1,927,157       137,630
Owens-Illinois Inc.            COM NEW        690768403        244     12,601 SH       Shared-Defined    1          0        12,601
Pepsico Inc.                   COM            713448108    319,664  4,817,851 SH       Sole              0  4,573,682       244,169
Pepsico Inc.                   COM            713448108        560      8,442 SH       Shared-Defined    1          0         8,442
Petroleo Brasileiro SA         SPONSORED ADR  71654V408     90,538  3,643,400 SH       Sole              0  3,183,400       460,000
Pfizer Inc.                    COM            717081103  1,041,834 48,143,876 SH       Sole              0 46,073,258     2,070,618
Pfizer Inc.                    COM            717081103      1,412     65,229 SH       Shared-Defined    1          0        65,229
Procter & Gamble Co.           COM            742718109    823,996 12,351,915 SH       Sole              0 11,776,015       575,900
Procter & Gamble Co.           COM            742718109      1,210     18,136 SH       Shared-Defined    1          0        18,136
Sanofi                         SPONSORED ADR  80105N105    447,440 12,245,209 SH       Sole              0 11,632,109       613,100
Sanofi                         SPONSORED ADR  80105N105        780     21,342 SH       Shared-Defined    1          0        21,342
Southwestern Energy Co.        COM            845467109    151,767  4,751,610 SH       Sole              0  4,525,710       225,900
Southwestern Energy Co.        COM            845467109        225      7,038 SH       Shared-Defined    1          0         7,038
Stanley Black & Decker Inc.    COM            854502101     35,264    521,650 SH       Sole              0    486,600        35,050
Stanley Black & Decker Inc.    COM            854502101        203      2,997 SH       Shared-Defined    1          0         2,997
Texas Instruments Inc.         COM            882508104    557,341 19,146,031 SH       Sole              0 18,177,564       968,467
Texas Instruments Inc.         COM            882508104        891     30,596 SH       Shared-Defined    1          0        30,596
Time Warner Inc.               COM NEW        887317303    843,640 23,343,665 SH       Sole              0 22,257,981     1,085,684
Time Warner Inc.               COM NEW        887317303      1,277     35,330 SH       Shared-Defined    1          0        35,330
U.S. Bancorp                   COM NEW        902973304     37,794  1,397,200 SH       Sole              0  1,303,500        93,700
U.S. Bancorp                   COM NEW        902973304        222      8,225 SH       Shared-Defined    1          0         8,225
Ultra Petroleum Corp.          COM            903914109     25,680    866,700 SH       Sole              0    808,350        58,350
Ultra Petroleum Corp.          COM            903914109        154      5,211 SH       Shared-Defined    1          0         5,211
UnitedHealth Group Inc.        COM            91324P102    133,981  2,643,671 SH       Sole              0  2,468,821       174,850
UnitedHealth Group Inc.        COM            91324P102        589     11,632 SH       Shared-Defined    1          0        11,632
Viacom Inc.                    CL B           92553P201    539,801 11,887,274 SH       Sole              0 11,297,171       590,103
Viacom Inc.                    CL B           92553P201        919     20,236 SH       Shared-Defined    1          0        20,236
Vodafone Group PLC             SPONS ADR NEW  92857W209    759,571 27,098,513 SH       Sole              0 25,231,503     1,867,010
Vodafone Group PLC             SPONS ADR NEW  92857W209      1,168     41,673 SH       Shared-Defined    1          0        41,673
Wellpoint Inc.                 COM            94973V107          2         25 SH       Shared-Defined    1          0            25
Wells Fargo & Co.              COM            949746101    614,710 22,304,431 SH       Sole              0 21,199,044     1,105,387
Wells Fargo & Co.              COM            949746101        970     35,187 SH       Shared-Defined    1          0        35,187
REPORT SUMMARY                 87                       16,264,867